Loss per share	12 Months Ended
Jun. 30, 2026
Loss Per Share
Loss per share

29.	Loss per share:

The calculation of earnings per share for the year ended June 30, 2026 and 2025 are as follows:

	2026	2025	2024

Net loss for the year	$(24,296)	$(31,116)	(3,577)

Basic weighted average number of shares outstanding	41,607,900	32,197,331	27,040,189
Diluted weighted average number of shares outstanding	41,607,900	32,197,331	27,040,189

Loss per share
Basic	$(0.58)	$(0.97)	(0.13)
Diluted	$(0.58)	$(0.97)	(0.13)

As of June 30, 2026, the Company has four categories of potentially dilutive securities: 3,436,690 of share options, 2,286,256 of RSUs, 7,378,987 of warrants and 2,283,929 of CVRs (note 19).

All potentially dilutive securities have been excluded from the calculation of diluted loss per share for all periods presented, as the Company was in a net loss position during those periods. Including the dilutive securities would be anti-dilutive; therefore, basic and dilutive number of shares used in the calculation is the same for all periods presented.